Earnings Per Share	3 Months Ended
Mar. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

6. Earnings Per Share

The following table contains reconciliations of the numerator and denominators of the basic and diluted earnings per share computations for the three months ended March 31, 2016 and 2015:

	For the three months ended March 31,

	2016	2015
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$228.016	$209.548

Denominators:
Weighted average number of Ordinary shares outstanding	305.325.185	303.683.075
Potentially dilutive Ordinary shares	296.326	1.015.241
Total weighted average Ordinary shares outstanding assuming dilution	305.621.511	304.698.316

Basic earnings per share	$0,75	$0,69
Fully diluted earnings per share	$0,75	$0,69